Condensed Schedule of Investments Open Contract (USD $)	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
% of Partners' Capital (Net Asset Value)			54.75%		55.95%
Futures Contracts
Schedule of Investments [Line Items]
Fair Value	$ 510,863		$ 1,166,626		$ 976,962
% of Partners' Capital (Net Asset Value)	1.88%		3.48%		1.95%
Forward Contracts
Schedule of Investments [Line Items]
Fair Value	7,876		5,443		48,214
% of Partners' Capital (Net Asset Value)	0.03%		0.02%		0.10%
U.S. futures contracts
Schedule of Investments [Line Items]
Fair Value	227,756		708,231		259,582
% of Partners' Capital (Net Asset Value)	0.84%		2.11%		0.52%
U.S. futures contracts | Long U.S. Futures Contracts
Schedule of Investments [Line Items]
Fair Value	473,860		413,196		128,183
% of Partners' Capital (Net Asset Value)	1.75%		1.23%		0.26%
U.S. futures contracts | Long U.S. Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value	219,166		86,494
% of Partners' Capital (Net Asset Value)	0.81%		0.26%
U.S. futures contracts | Long U.S. Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	74,563		(4,198)		(13,337)
% of Partners' Capital (Net Asset Value)	0.28%		(0.03%)		(0.03%)
U.S. futures contracts | Long U.S. Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value			86,494		72,972
% of Partners' Capital (Net Asset Value)			0.26%		0.15%
U.S. futures contracts | Long U.S. Futures Contracts | Energy
Schedule of Investments [Line Items]
Fair Value	(47,176)		5,420		57,491
% of Partners' Capital (Net Asset Value)	(0.17%)		0.02%		0.11%
U.S. futures contracts | Long U.S. Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value	90,141		220,650		42,112
% of Partners' Capital (Net Asset Value)	0.33%		0.66%		0.09%
U.S. futures contracts | Long U.S. Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	57,548		(10,989)		(31,978)
% of Partners' Capital (Net Asset Value)	0.21%		(0.03%)		(0.06%)
U.S. futures contracts | Long U.S. Futures Contracts | Metals
Schedule of Investments [Line Items]
Fair Value	79,618		115,819		923
% of Partners' Capital (Net Asset Value)	0.29%		0.35%		0.00%
U.S. futures contracts | Short U.S. Futures Contracts
Schedule of Investments [Line Items]
Fair Value	(246,104)		295,035		131,399
% of Partners' Capital (Net Asset Value)	(0.91%)		0.88%		0.26%
U.S. futures contracts | Short U.S. Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	21,840		176,548		288,921
% of Partners' Capital (Net Asset Value)	0.09%		0.54%		0.58%
U.S. futures contracts | Short U.S. Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value	(84,188)		192,279		145,952
% of Partners' Capital (Net Asset Value)	(31.00%)		0.57%		0.29%
U.S. futures contracts | Short U.S. Futures Contracts | Energy
Schedule of Investments [Line Items]
Fair Value	9,472		(8,832)		(42,018)
% of Partners' Capital (Net Asset Value)	0.03%		(0.03%)		(0.09%)
U.S. futures contracts | Short U.S. Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value	(1,556)		1,095		(42,347)
% of Partners' Capital (Net Asset Value)	(1.00%)		0.00%		(0.08%)
U.S. futures contracts | Short U.S. Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	(31)		37,027		(60,365)
% of Partners' Capital (Net Asset Value)	0.00%		0.11%		(0.12%)
U.S. futures contracts | Short U.S. Futures Contracts | Metals
Schedule of Investments [Line Items]
Fair Value	(191,641)		(103,082)		(158,744)
% of Partners' Capital (Net Asset Value)	(71.00%)		(0.31%)		(0.32%)
Foreign futures contracts
Schedule of Investments [Line Items]
Fair Value	283,107		458,395		717,380
% of Partners' Capital (Net Asset Value)	1.04%		1.37%		1.43%
Foreign futures contracts | Long Foreign Futures Contracts
Schedule of Investments [Line Items]
Fair Value	288,622		320,974		822,071
% of Partners' Capital (Net Asset Value)	1.06%		0.96%		1.64%
Foreign futures contracts | Long Foreign Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	8,552		(822)		(2,440)
% of Partners' Capital (Net Asset Value)	0.03%		0.00%		0.00%
Foreign futures contracts | Long Foreign Futures Contracts | Currencies
Schedule of Investments [Line Items]
Fair Value	(876)		33,774		186,709
% of Partners' Capital (Net Asset Value)	0.00%		0.10%		0.37%
Foreign futures contracts | Long Foreign Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value	(6,844)		395,105	[1]	465,922
% of Partners' Capital (Net Asset Value)	(3.00%)		1.18%	[1]	0.93%
Foreign futures contracts | Long Foreign Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	287,790	[2]	(107,083)		171,880
% of Partners' Capital (Net Asset Value)	1.06%	[2]	(0.32%)		0.34%
Foreign futures contracts | Short Foreign Futures Contracts
Schedule of Investments [Line Items]
Fair Value	(5,515)		137,421		(104,691)
% of Partners' Capital (Net Asset Value)	(2.00%)		0.41%		(0.21%)
Foreign futures contracts | Short Foreign Futures Contracts | Agricultural commodities
Schedule of Investments [Line Items]
Fair Value	36		17,594		17,884
% of Partners' Capital (Net Asset Value)	0.00%		0.05%		0.04%
Foreign futures contracts | Short Foreign Futures Contracts | Equity indices
Schedule of Investments [Line Items]
Fair Value					(88,539)
% of Partners' Capital (Net Asset Value)					(0.18%)
Foreign futures contracts | Short Foreign Futures Contracts | Interest rate instruments
Schedule of Investments [Line Items]
Fair Value	(5,551)		119,827		(34,036)
% of Partners' Capital (Net Asset Value)	(0.02%)		0.36%		(0.07%)
U.S. Forward Currency Contracts
Schedule of Investments [Line Items]
Fair Value					(43,978)
% of Partners' Capital (Net Asset Value)					(0.09%)
U.S. Forward Currency Contracts | Long U.S. Forward Contracts
Schedule of Investments [Line Items]
Fair Value					(43,894)
% of Partners' Capital (Net Asset Value)					(0.09%)
U.S. Forward Currency Contracts | Short U.S. Forward Contracts
Schedule of Investments [Line Items]
Fair Value					(84)
% of Partners' Capital (Net Asset Value)					0.00%
Foreign Forward Currency Contracts
Schedule of Investments [Line Items]
Fair Value	7,876		5,443		92,192
% of Partners' Capital (Net Asset Value)	0.03%		0.02%		0.18%
Foreign Forward Currency Contracts | Long Foreign Forward Contracts
Schedule of Investments [Line Items]
Fair Value	(9,107)		(5,969)		128,635
% of Partners' Capital (Net Asset Value)	(0.03%)		(0.01%)		0.25%
Foreign Forward Currency Contracts | Short Foreign Forward Contracts
Schedule of Investments [Line Items]
Fair Value	$ 16,983		$ 11,412		$ (36,443)
% of Partners' Capital (Net Asset Value)	0.06%		0.03%		(0.07%)

[1]	Ratios have not been annualized.
[2]	No individual futures or forward currency contract position constituted one percent or greater of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.